Securities Act File No. 333-44193
Investment Company Act of 1940 File No. 811-08605

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF
1933			/X/

	Post-Effective Amendment No. 6
					/X/

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940		/X/

	Amendment No. 8
			/X/

PBHG ADVISOR FUNDS, INC.
(Exact Name of Registrant as specified in Charter)

825 Duportail Road
Wayne, Pennsylvania  19087
Registrant's Telephone Number (610) 647-4100
(Address of Principal Executive Offices)

Harold J. Baxter
825 Duportail Road
Wayne, Pennsylvania  19087
(Name and Address of Agent for Service)

COPIES TO:

William H. Rheiner, Esq.
Ballard Spahr Andrews & Ingersoll, LLP
1735 Market Street, 51st Floor
Philadelphia, PA 19103-7599
(215)-864-8600

John M. Zerr, Esq.
Pilgrim, Baxter & Associates, Ltd.
825 Duportail Road
Wayne, PA 19087
(610)-578-1206

It is proposed that this filing become effective
(check appropriate box):
	[ ] Immediately upon filing pursuant to Paragraph (b)
	[X]  on April 7, 1999 pursuant to Paragraph (b)
	[  ]  60 days after filing pursuant to
paragraph (a)(1)
	[  ]  on (date) pursuant to paragraph (a) (1)
	[  ]  75 days after filing pursuant to
Paragraph (a)(2)
	[  ]  on (date) pursuant to Paragraph (a)(2) of
Rule 485

If appropriate, check the following box:

	[X]	This post-effective amendment designates a
new effective date for a previously filed post-effective amendment.

PARTS A, B AND C
PBHG ADVISOR FUNDS, INC.

The prospectus and statement of additional information of the Analytic Funds and Part C of the registrant are hereby incorporated by reference into this Post-Effective Amendment No. 6 from Post-
Effective Amendment No. 5 filed on January 29, 1999.



 SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the registrant certifies that it meets all of the requirement for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No.
6 to the Registration Statement to be signed on its behalf by the undersigned thereto duly authorized, in the City of Wayne, and Commonwealth of Pennsylvania on this 16 day of March, 1999.

PBHG ADVISOR FUNDS, INC.

/s/ Harold J. Baxter
__________________________
By:	Harold J. Baxter
Chairman and Director

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 6 to the
Registration Statement has been signed below by the following persons in the capacities indicated on this 16 day of March, 1999.

/s/ Harold J. Baxter
__________________________________
Harold J. Baxter, Chairman and
Director

		*
__________________________________
John R. Bartholdson, Director

		*
__________________________________
Jettie M. Edwards, Director

		*
__________________________________
Albert A. Miller, Director

/s/ Gary L. Pilgrim
__________________________________
Gary L. Pilgrim, President

/s/ Brian F. Bereznak
__________________________________
Brian F. Bereznak, Vice President

/s/ Lee T. Cummings
__________________________________
Lee T. Cummings, Treasurer,
Chief Financial Officer and Controller

	/s/ John M. Zerr
*By:	___________________________
	John M. Zerr
	(Attorney-in-Fact)